SCHEDULE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 1,900,194	$ 1,415,227
Stock based compensation	725,546	540,086
Goodwill	(199,086)	(52,783)
Intangibles	459,441	225,434
Fixed assets	(56,691)	(37,976)
Right of use assets	(333,347)	(99,560)
Lease liabilities	337,671	101,000
Other	1,336	753
Total deferred tax assets	2,835,065	2,092,181
Valuation allowance	(2,835,065)	(2,092,181)
Net deferred tax assets